PROPERTY, PLANT AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property Plant And Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 5. PROPERTY, PLANT AND EQUIPMENT

The following table summarizes property, plant and equipment as of September 30, 2021 and December 31, 2020:

	As of September 30,	As of December 31,
	2021	2020
Furniture, fixtures, computer hardware and computer software	$437,532	$489,421
Manufacturing machinery and equipment	23,607,580	-
Manufacturing machinery and equipment, in progress	103,080	24,377,755
Depreciable property, plant and equipment	24,148,192	24,867,176
Less: Accumulated depreciation and amortization	(23,964,362)	(24,848,408)
Net property, plant and equipment	$183,830	$18,768

The Company analyzes its long-lived assets for impairment, both individually and as a group, whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable.

Depreciation expense for the three months ended September 30, 2021 and 2020 was $5,956 and $15,316, respectively. Depreciation expense for the nine months ended September 30, 2021 and 2020 was $11,404 and $103,014, respectively. Depreciation expense is recorded under “Depreciation and amortization expense” in the unaudited Condensed Consolidated Statements of Operations.

On July 29, 2020 the Company’s owned facility at 12300 Grant Street, Thornton, CO 80241 (the “Building”) was foreclosed by the Building’s first lien holder (“Mortgage Holder”) and sold at public auction. The successful bidder for the Building was the Mortgage Holder, at the price of $7.193 million. As a result, the Company’s obligations to Mortgage Holder and all of the Company’s outstanding real property taxes on the Building were considered fully repaid.

On September 21, 2020, the Company entered into a lease agreement with 12300 Grant LLC (“Landlord”), an affiliated company of the Mortgage Holder, for approximately 100,000 rentable square feet of the Building (the “Lease”). The lease is classified as an operating lease and accounted for accordingly. The Lease term is for 88 months and commenced on September 21, 2020 at a rent of $50,000 per month including taxes, insurance and common area maintenance until December 31, 2020. Beginning January 1, 2021, the rent adjusted to $80,000 per month on a triple net basis and shall increase at an annual rate of 3% per annum until December 31, 2027.

At September 30, 2021, the Company recorded an operating lease asset and liability totaling $5,150,718 and $5,326,869, respectively. During the three and nine months ended September 30, 2021, the Company recorded operating lease costs included in Selling, general, and administrative expense on the condensed consolidated Statement of Operations totaling $258,392 and $775,177, respectively. During the three months ended September 30, 2020, the Company recorded operating lease costs included in Selling, general, and administrative expense on the Condensed Consolidated Statement of Operations totaling $28,710.

Future maturities of the operating lease liability are as follows:

Remainder of 2021	$240,000
2022	988,800
2023	1,018,464
2024	1,049,018
2025	1,080,488
Thereafter	2,259,194
Total lease payments	6,635,964
Less amounts representing interest	(1,309,095)
Present value of lease liability	$5,326,869

The remaining lease term and discount rate of the operating lease is 75.5 months and 7.0%, respectively.

NOTE 6. PROPERTY, PLANT AND EQUIPMENT

The following table summarizes property, plant and equipment as of December 31, 2020 and December 31, 2019:

	As of December 31,
	2020	2019
Building	$—	$5,828,960
Furniture, fixtures, computer hardware and computer software	489,421	489,421
Manufacturing machinery and equipment	24,377,755	26,593,588
Depreciable property, plant and equipment	24,867,176	32,911,969
Less: Accumulated depreciation and amortization	(24,848,408)	(28,677,350)
Net property, plant and equipment	$18,768	$4,234,619

The Company analyzes its long-lived assets for impairment, both individually and as a group, whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable.

Depreciation expense for the years ended December 31, 2020 and 2019 was $105,738 and $185,132, respectively. Depreciation expense is recorded under “Depreciation and amortization expense” in the Consolidated Statements of Operations.

On July 29, 2020 the Company’s owned facility at 12300 Grant Street, Thornton, CO 80241 (the “Building”) was foreclosed by the Building’s first lien holder (“Mortgage Holder”) and sold at public auction. The successful bidder for the Building was the Mortgage Holder, at the price of $7.193 million. As a result, the Company’s obligations to Mortgage Holder and all of the Company’s outstanding real property taxes on the Building were considered fully repaid.

On September 21, 2020, the Company entered into a lease agreement with 12300 Grant LLC (“Landlord”), an affiliated company of the Mortgage Holder, for approximately 100,000 rentable square feet of the Building (the “Lease”). The lease is classified as an operating lease and accounted for accordingly. The Lease term is for 88 months commencing on September 21, 2020 at a rent of $50,000 per month including taxes, insurance and common area maintenance until December 31, 2020. Beginning January 1, 2021, the rent shall adjust to $80,000 per month on a triple net basis and shall increase at an annual rate of 3% per annum until December 31, 2027.

At December 31, 2020, the Company recorded an operating lease asset and liability totaling $5,633,663 and $5,754,633, respectively. During the year ended December 31, 2020, the Company recorded operating lease costs included in rent expense totaling $287,103.

Future maturities of the operating lease liability are as follows:

2021	$960,000
2022	988,800
2023	1,018,464
2024	1,049,018
2025	1,080,488
Thereafter	2,259,192
Total lease payments	$7,355,962
Less amounts representing interest	(1,601,329)
Present value of lease liability	$5,754,633

The remaining lease term and discount rate of the operating lease is 84.5 months and 7.0% respectively.